Note 20 - Non-current assets and disposal groups classified as held for sale (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 3,205,000,000	€ 3,079,000,000
Foreclosures And Recoveries [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		1,487,000,000	1,647,000,000
Other Assets From Property Plant And Equipment Operating Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		300,000,000	310,000,000
Business Sale - Assets [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[1]	1,727,855,000	1,715,804,000
Accrued Amortization [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[2]	279,264,000	0
Impairment Losses [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[3]	(54,372,000)	(51,463,000)
Other Assets Held For Sale [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		(534,037,000)	(542,548,000)
Total
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 3,205,000,000	€ 3,079,000,000

[1]	(*) It includes mainly BBVA’s stake in BBVA Paraguay (see Note 3).
[2]	(**) It includes mainly the agreement for the alliance with Allianz, Compañía de Seguros y Reaseguros, S.A (see Note 3).
[3]	(***) Accumulated amortization until related asset was reclassified as “Non-current assets and disposal groups held for sale”.